Shareholders Equity and Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity and Regulatory Matters [Abstract]
Company's consolidated capital ratios

	Actual		Minimum For Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
		(Dollars in thousands)
December 31, 2012

Total Capital to Risk
Weighted Assets:
Consolidated	$56,728	16.3%	$27,899	8.0%	$	N/A	—%
Bank of Stanly	34,208	15.1%	18,159	8.0%		22,699	10.0%
Anson Bank and Trust	6,402	19.1%	2,688	8.0%		3,360	10.0%
Cabarrus Bank and Trust	12,879	15.5%	6,668	8.0%		8,335	10.0%

Tier I Capital to Risk
Weighted Assets:
Consolidated	41,212	11.8%	13,949	4.0%		N/A	—%
Bank of Stanly	31,349	13.8%	9,080	4.0%		13,619	6.0%
Anson Bank and Trust	5,976	17.8%	1,344	4.0%		2,016	6.0%
Cabarrus Bank and Trust	11,834	14.2%	3,334	4.0%		5,001	6.0%

Tier I Capital to
Average Assets:
Consolidated	41,212	7.6%	21,643	4.0%		N/A	—%
Bank of Stanly	31,349	9.3%	13,619	4.0%		13,514	5.0%
Anson Bank and Trust	5,976	9.9%	2,016	4.0%		2,410	5.0%
Cabarrus Bank and Trust	11,834	9.0%	5,001	4.0%		5,225	5.0%

	Actual		Minimum For Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
		(Dollars in thousands)
December 31, 2011

Total Capital to Risk
Weighted Assets:
Consolidated	$58,319	15.4%	$30,364	8.0%	$	N/A	—%
Bank of Stanly	33,376	13.3%	20,035	8.0%		25,044	10.0%
Anson Bank and Trust	6,170	17.0%	2,904	8.0%		3,630	10.0%
Cabarrus Bank and Trust	12,641	14.3%	7,062	8.0%		8,828	10.0%

Tier I Capital to Risk
Weighted Assets:
Consolidated	42,422	11.2%	15,182	4.0%		N/A	—%
Bank of Stanly	30,231	12.1%	10,018	4.0%		15,026	6.0%
Anson Bank and Trust	5,710	15.7%	1,452	4.0%		2,178	6.0%
Cabarrus Bank and Trust	11,533	13.1%	3,531	4.0%		5,297	6.0%

Tier I Capital to
Average Assets:
Consolidated	42,422	8.0%	21,209	4.0%		N/A	—%
Bank of Stanly	30,231	8.8%	13,693	4.0%		17,117	5.0%
Anson Bank and Trust	5,710	10.1%	2,252	4.0%		2,815	5.0%
Cabarrus Bank and Trust	11,533	9.0%	5,105	4.0%		6,381	5.0%